Interest income and finance expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income [Abstract]
Interest received on cash deposits	R 948	R 714	R 264
Interest received on rehabilitation obligation funds	174	245	265
Interest on right of recovery asset	32	16	16
Other	48	90	15
Finance income	1,202	1,065	560
Finance expense
Borrowings (interest)	(801)	(1,290)	(1,445)
Borrowings (accrued interest and unwinding of amortised cost)	(302)	(394)	(374)
Lease liabilities	(29)	(34)	(34)
Environmental rehabilitation obligation	(615)	(684)	(579)
Occupational healthcare obligation	(77)	(96)	(116)
Deferred Payment (related to the Rustenburg operation acquisition)	(158)	(187)	(179)
Dissenting shareholders	0	0	(21)
Deferred revenue	(309)	(349)	(352)
Deferred consideration (related to Pandora acquisition)	(54)	(49)	(41)
Marikana dividend obligation	87	0	0
Other	(64)	(69)	(162)
Total finance expense	(2,496)	(3,152)	(3,303)
Platinum
Finance expense
Borrowings (interest)	R (14)
BTT streaming revenue
Finance expense
Discount rate used in current estimate of value in use	11.50%
BTT streaming revenue | Streaming agreements (over time)
Finance expense
Borrowings (interest)		(13)	(41)
Wheaton Precious Metals International | Palladium
Finance expense
Discount rate used in current estimate of value in use	4.60%
Wheaton Precious Metals International | Gold
Finance expense
Discount rate used in current estimate of value in use	5.20%
Wheaton Precious Metals International | Streaming agreements (over time)
Finance expense
Borrowings (interest)	R (309)	R (322)	R (311)